Borrowings - Narratives (Details) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019
Shortterm and Longterm borrowings
Unused credit limits		¥ 10,520,636
Revolving credit facility agreement cancelled	¥ 1,650,000
Outstanding borrowings balance		¥ 585,814	¥ 1,084,920
Minimum
Shortterm and Longterm borrowings
Interest (as a percent)		4.00%
Maximum
Shortterm and Longterm borrowings
Interest (as a percent)		7.00%
Three one-year asset-backed securitized debts
Shortterm and Longterm borrowings
Number of debt agreements | item		3
Term of borrowing (in year)		1 year
Asset-backed securitized debts issued, each		¥ 1,275,000
Balance of ABSs		¥ 629,013
Weighted average interest rate for shortterm borrowings		3.00%	3.00%	4.00%
Several borrowing agreements with credit facilities
Shortterm and Longterm borrowings
Maximum borrowings		¥ 11,616,192
Several borrowing agreements with credit facilities | Loan Prime Rate ("LPR") | Minimum
Shortterm and Longterm borrowings
Annual interest rate		35.00%
Several borrowing agreements with credit facilities | Loan Prime Rate ("LPR") | Maximum
Shortterm and Longterm borrowings
Annual interest rate		75.00%